MASTER TRUST	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Master Trust [Line Items]
MASTER TRUST	MASTER TRUST
As discussed in Note 1, the Company established the Master Trust whereby investments are held collectively for certain defined contribution plans maintained by the Plan Sponsor. Each participating plan’s interest in the investment funds of the Master Trust is based on account balances of the participants and their elected funds within each participating plan.
The Master Trust assets are allocated among the participating plans by assigning to each plan those transactions (primarily contributions, benefit payments, and plan-specific expenses) that can be specifically identified and by allocating among all plans, in proportion to the fair value of the assets assigned to each plan, income and expenses resulting from the collective investment of the assets of the Master Trust. The net investment gain from Plan’s interest in Master Trust presented in the Statement of Changes in Net Assets Available for Benefits consists of the realized and unrealized gains and losses and interest and dividends on those investments.
The following summarizes the value of the net assets of the Master Trust and the Plan’s interest in the Master Trust as of December 31:

	2025		2024
($ in millions)	Master Trust Balances	Plan’s Interest in Master Trust Balances	Master Trust Balances	Plan’s Interest in Master Trust Balances
Money market funds	$0.2	$0.2	$0.2	$0.2
Vontier common stock	3.6	2.9	3.7	3.0
Mutual funds	34.3	30.6	24.5	21.3
Common/collective trusts	451.2	401.8	398.0	351.1
Separately managed funds:
Common stock	10.9	9.2	10.8	9.0
Mutual funds	0.2	0.2	0.1	0.1
Self-directed brokerage account	24.2	23.4	20.4	19.1
Total investments in Master Trust, at fair value	$524.6	$468.3	$457.7	$403.8
All Master Trust investments are categorized as Level 1 investments in the fair value hierarchy. Refer to Note 4 for additional information on the Plan’s fair value measurements.
The net investment income of the Master Trust (including gains and losses on investments held, bought and sold) for the year ended December 31, 2025 was as follows:

($ in millions)
Net appreciation of the fair value of investments	$72.9
Interest and dividend income	3.1
Total net investment income of the Master Trust	$76.0